Other assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other assets	$ 4,381	$ 4,051
Other assets current	1,414	1,550
Other assets non current	2,967	2,501
Other liabilites	4,339	3,825
Other liabilites current	2,577	2,205
Other liabilites non current	1,762	1,620
Obligations Arising From Divestments [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	904	914
Contractual Retentions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	825	611
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	285	270
Provisions For Environmental Expenses And Fines [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	888	681
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	342	301
Unclaimed Dividends [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	280	276
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	94	129
Obligations Arising From Acquisition Of Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	152	130
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	94	99
Others [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	475	414
Escrow Account Collateral [Member]
IfrsStatementLineItems [Line Items]
Other assets	691	750
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	2,615	2,207
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other assets	403	351
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other assets	73	29
Assets Related To E And P Partnerships [Member]
IfrsStatementLineItems [Line Items]
Other assets	146	378
Others [Member]
IfrsStatementLineItems [Line Items]
Other assets	$ 453	$ 336